Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about arrangements involving legal form of lease [abstract]
Operating lease expenses incurred	¥ 7,879	¥ 7,461	¥ 6,887